Application Of New and Revised International Financial Reporting Standards ("IFRS")	12 Months Ended
Jun. 30, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application Of New and Revised International Financial Reporting Standards (“IFRS”)
The Group has applied the following standards and amendments for the first time for its annual reporting period commencing 1 July 2020:
•Amendments to IAS 1 and IAS 8: Definition of Material
•Amendments to IFRS 3: Definition of a Business
•Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
•Revised Conceptual Framework for Financial Reporting
•Amendments to IFRS 16: COVID-19 Related Rent Concessions
    The amendments listed above did not have a material impact on the amounts recognised in the current or prior periods and are not expected to significantly affect future periods.
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
New and amended accounting standards that have been issued but are not yet effective
    The following new or amended standards and interpretations are applicable in future periods but are not expected to have a significant impact on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2021:
•Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform - Phase 2
•Amendments to IFRS 4 Insurance Contracts - deferral of IFRS 9
Effective for annual periods beginning on or after April 2021:
•Amendments to IFRS 16 Leases: COVID-19 Related Rent Concessions beyond 30 June 2021
Effective for annual periods beginning on or after January 2022:
•Amendments to Annual Improvements to IFRS Standards 2018-2020
•Amendments to IFRS 3: Business Combinations
•Amendments to IAS 16: Property, Plant and Equipment
•Amendments to IAS 37: Provisions, Contingent Liabilities and Contingent Assets

Effective for annual periods beginning on or after January 2023:
•IFRS 17 - Insurance Contracts
•Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current
•Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies
•Amendments to IAS 8: Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates
•Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction